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February 5, 2019



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Strategic Income Fund (the "Fund")
     (File Nos. 333-71813 and 811-09223)
     CIK No. 0001077452

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of statement of additional information relating to Pioneer Strategic Income Fund, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 40 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on January 28, 2019 (SEC Accession No. 0001077452-19-000004).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,



/s/ Daniel J. Hynes
-------------------------
Daniel J. Hynes
Senior Legal Product Manager


cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820